General (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
General (Textual)
Accumulated deficit	$ (5,693,353)	$ (5,235,812)
Shareholders' deficit	(1,215,934)	(1,339,633)	$ (403,949)		$ (527,510)
Total cash and cash equivalent balance	72,893	693,301	$ 439,077	[1]	$ 155,678
Current liabilities exceed current assets	$ 1,198,534	$ 244,791

[1]	See Note 2D